Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued Expenses and Other Current Liabilities
Medical expense and one-year health insurance related to termination of mutual aid	¥ 0	¥ 16,646